COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS	NOTE 8- COMMITMENTS The Company has no commitments.	NOTE 9. COMMITMENTS AND CONTINGENCIES The Company has no commitments.